SUPPLEMENTAL CASH FLOW INFORMATION (Supplemental Cash Flow Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in non-cash working capital: [Abstract]
Trade receivables and other	$ (602)	$ (1,847)
Trade and other payables	1,399	223
Net increase (decrease) in cash	797	(1,624)
Significant non-cash transactions:
Shares and replacement equity awards issued for Mariana acquisition	$ 131,354
Shares issued for acquisition of mineral, royalty and other interests		$ 20,892